Average Annual Total Returns{- Fidelity International Index Fund} - 02.28 Fidelity Index Funds Combo PRO-13 - Fidelity International Index Fund	Fidelity International Index Fund Return Before Taxes Past 1 year	Fidelity International Index Fund Return Before Taxes Past 5 years	Fidelity International Index Fund Return Before Taxes Past 10 years	Fidelity International Index Fund After Taxes on Distributions Past 1 year	Fidelity International Index Fund After Taxes on Distributions Past 5 years	Fidelity International Index Fund After Taxes on Distributions Past 10 years	Fidelity International Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity International Index Fund After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	11.45%	9.78%	8.21%	10.61%	9.19%	7.60%	7.30%	7.76%	6.65%	11.48%	9.78%	8.22%